[LETTERHEAD OF AMERICAN EXPRESS FINANCIAL CORPORATION]

January 29, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

RE:    AXP High Yield Tax-Exempt Series, Inc.
       File No. 2-63552/811-2901

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,



/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel